Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.99%
California: 94.94%
Airport revenue: 7.66%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00%	12-31-2023	$1,100,000	$1,099,800
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	6-30-2024	1,115,000	1,115,515
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2024	750,000	751,116
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	6-30-2027	450,000	456,229
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	6-30-2028	390,000	397,915
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2029	3,815,000	3,892,976
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2025	6,000,000	6,074,840
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,553,639
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,073,626
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,804,579
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,215,017
County of Sacramento Airport System Revenue Series F AMT	5.00	7-1-2024	1,760,000	1,766,568
Port of Oakland Series E	5.00	11-1-2023	200,000	200,140
Port of Oakland Series E	5.00	11-1-2026	1,200,000	1,244,125
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	768,946
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,034,545
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,041,350
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.50	5-1-2028	250,000	250,177
				28,741,103
Education revenue: 8.10%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2024	550,000	552,065
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	330,879
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	4.88	8-1-2072	5,000,000	4,912,690
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	806,883
California Municipal Finance Authority California Institute of the Arts	4.00	10-1-2033	250,000	236,861
California Municipal Finance Authority California Institute of the Arts	4.00	10-1-2035	350,000	324,097
California Municipal Finance Authority Lutheran University	5.00	10-1-2023	225,000	225,000
California Municipal Finance Authority Lutheran University	5.00	10-1-2024	275,000	275,692
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	277,476
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	304,379
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	1,075,000	1,014,857
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2024	600,000	605,734
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California Municipal Finance Authority University of the Pacific Series A	5.00%	11-1-2025	$600,000	$615,402
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2026	625,000	650,382
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2027	650,000	687,347
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2028	700,000	747,599
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2029	470,000	502,069
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2030	500,000	538,936
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	408,697
California School Finance Authority Bright Star Schools Obligated Group 144A	5.00	6-1-2027	855,000	847,063
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	326,992
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	535,000	510,815
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2024	380,000	380,576
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2026	420,000	422,856
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2027	440,000	445,658
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2028	465,000	473,211
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2029	485,000	494,417
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2030	510,000	519,129
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2031	535,000	544,037
California School Finance Authority Hawking STEAM Charter Schools, Inc. 144A	5.00	7-1-2032	565,000	573,122
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	295,000	293,892
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2031	260,000	239,082
California State University Series B-2øø	0.55	11-1-2049	8,625,000	7,559,783
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,461,944
California Statewide CDA California Baptist University Series A144A	5.13	11-1-2023	175,000	174,940
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	364,686
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	416,417
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	323,941
				30,389,606
See accompanying notes to portfolio of investments
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 17.46%
Aromas-San Juan Unified School District CAB BAN¤	0.00%	8-1-2027	$1,375,000	$1,156,588
Cajon Valley Union School District	5.00	8-1-2026	340,000	353,119
Cajon Valley Union School District	5.00	8-1-2027	200,000	210,718
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	275,210
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	315,723
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	263,302
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	215,351
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	293,927
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2024	150,000	151,249
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	173,514
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2026	235,000	243,171
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2033	225,000	197,267
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2034	375,000	323,148
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2035	520,000	438,179
Los Angeles Unified School District Series C	4.00	7-1-2032	1,000,000	1,024,893
Newman-Crows Landing Unified School District CAB BAN¤	0.00	8-1-2025	2,000,000	1,849,284
Oakland Unified School District/Alameda County	5.00	8-1-2025	1,540,000	1,572,930
Oakland Unified School District/Alameda County	5.00	8-1-2029	10,125,000	10,497,547
Oakland Unified School District/Alameda County Series A	5.00	8-1-2024	600,000	605,974
Oakland Unified School District/Alameda County Series B	5.00	8-1-2026	500,000	516,705
Oakland Unified School District/Alameda County Series C	5.00	8-1-2025	795,000	812,000
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	926,464
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2031	150,000	151,987
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2032	250,000	252,660
Sacramento City Unified School District Series E	5.00	8-1-2029	1,500,000	1,571,335
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2030	150,000	150,470
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2031	200,000	202,329
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2032	200,000	202,450
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2033	200,000	202,378
San Bernardino City Unified School District Series A (AGM Insured)	1.25	8-1-2029	435,000	356,533
San Bernardino City Unified School District Series A (AGM Insured)	4.00	8-1-2031	875,000	885,987
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,010,341
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	512,572
Sierra Kings Health Care District	4.00	8-1-2024	420,000	418,020
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,245,922
State of California	4.00	9-1-2026	6,000,000	6,061,835
State of California	5.00	8-1-2025	3,500,000	3,592,325
State of California	5.00	9-1-2033	15,500,000	17,386,370
State of California (BAM Insured)	5.00	9-1-2027	8,500,000	8,849,607
				65,469,384
Health revenue: 18.03%
California HFFA Adventist Health System/West Obligated Group Series 2011-Aøø	3.00	3-1-2041	6,125,000	6,086,621
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00%	3-1-2040	$4,000,000	$4,114,998
California HFFA CommonSpirit Health Obligated Group Series A	5.00	4-1-2032	1,500,000	1,568,881
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,012,845
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	461,276
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	374,649
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	190,304
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	5,000,000	4,809,877
California HFFA Providence St. Joseph Health Obligated Group Series D California Health Facilities Financing Authority	5.00	7-1-2031	7,035,000	7,403,984
California HFFA Stanford Health Care Obligated Group Series Aøø	3.00	8-15-2054	4,700,000	4,628,386
California HFFA Stanford Health Care Obligated Group Series A	5.00	8-15-2033	6,000,000	6,727,471
California Municipal Finance Authority Aldersly Series B	3.75	11-15-2028	2,990,000	2,871,214
California Municipal Finance Authority Aldersly Series B	4.00	11-15-2028	595,000	596,441
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2024	185,000	186,060
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2025	200,000	203,246
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	191,664
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2024	500,000	501,903
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2025	1,000,000	1,006,406
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,016,081
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B	2.13	11-15-2026	565,000	546,132
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B-1	2.75	11-15-2027	520,000	495,921
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,681,382
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	407,463
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	1,170,000	1,166,671
California Municipal Finance Authority Northern California Retired Officers Community Series B1	2.25	7-1-2025	770,000	739,789
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	799,709
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	886,910
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,175,832
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	347,293
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	641,535
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	1,000,000	949,049
See accompanying notes to portfolio of investments
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00%	3-1-2024	$800,000	$801,743
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	508,048
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2026	500,000	513,093
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	4.05	7-1-2040	1,000,000	1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	778,498
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	824,766
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	938,826
California Statewide CDA Henry Mayo Newhall Hospital Obligated Group Series A (AGM Insured)	5.00	10-1-2023	500,000	500,000
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	724,287
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,007,527
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,134,881
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	249,816
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	298,522
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	247,902
California Statewide CDA Odd Fellows Home of California	5.00	4-1-2024	400,000	401,911
California Statewide CDA Odd Fellows Home of California	5.00	4-1-2025	485,000	492,881
California Statewide CDA Odd Fellows Home of California	5.00	4-1-2026	275,000	283,588
Sierra View Local Health Care District	4.00	7-1-2025	580,000	572,578
Sierra View Local Health Care District	5.00	7-1-2027	630,000	644,820
Sierra View Local Health Care District	5.00	7-1-2029	630,000	651,821
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	255,780
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	358,365
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	308,161
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	331,900
				67,619,707
Housing revenue: 9.31%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	207,346
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	338,318
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,912,915	4,673,953
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,888,465	2,533,021
California Infrastructure & Economic Development Bank California State Teachers’ Retirement System	5.00	8-1-2027	400,000	419,973
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2024	1,200,000	1,204,348
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2025	3,435,000	3,471,469
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	682,517
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	416,245
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00%	5-15-2030	$450,000	$469,906
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	419,106
California State Public Works Board State of California Department of Corrections & Rehabilitation Series D	5.00	9-1-2025	1,160,000	1,172,425
California Statewide CDA CHF-Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,639,037
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	635,000	563,195
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	4.04	3-1-2057	5,000,000	5,000,000
City of Long Beach Harbor Revenue Series C AMT	5.00	5-15-2027	500,000	506,621
Compton PFA 144A	4.00	9-1-2027	1,635,000	1,581,449
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	139,946
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	365,928
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	255,753
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	265,365
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	274,551
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	283,472
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,970,000	5,221,963
Independent Cities Finance Authority Millennium Housing of California	4.25	5-15-2024	745,000	744,961
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,654,346
Sacramento County Housing Authority Series C (FNMA LIQ, FNMA Insured)ø	2.62	7-15-2029	400,000	400,000
				34,905,214
Industrial development revenue: 0.81%
San Francisco City & County Airport Commission San Francisco International Airport SFO Fuel Co. LLC Series A AMT	5.00	1-1-2025	3,000,000	3,015,982
Miscellaneous revenue: 8.37%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	671,056
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	784,787
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	166,960
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	278,480
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	295,598
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	204,806
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	215,363
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	225,829
California Statewide CDA Monterey County Savers Bond Program (BAM Insured)	5.00	8-1-2027	2,185,000	2,268,568
California Statewide CDA Series 2021-A	4.00	9-2-2027	390,000	374,673
California Statewide CDA Series 2021-A	4.00	9-2-2028	260,000	246,956
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,221,675
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	269,041
City of Irvine Reassessment District No. 15-2	5.00	9-2-2024	850,000	853,233
See accompanying notes to portfolio of investments
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
County of Santa Barbara Series B AMT	5.00%	12-1-2029	$600,000	$619,280
Desert Sands Unified School District (BAM Insured)	5.00	3-1-2024	1,500,000	1,505,834
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	496,143
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2030	550,000	536,970
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	474,078
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	488,631
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	503,454
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	522,312
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	539,813
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	565,723
Lodi PFA Electric System Revenue (AGM Insured)	5.00	9-1-2024	1,100,000	1,110,234
Los Angeles Unified School District Series A COP	5.00	10-1-2033	3,000,000	3,335,591
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	540,504
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	734,381
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	767,656
Palomar Health Obligated Group COP	5.00	11-1-2023	300,000	300,053
Palomar Health Obligated Group COP	5.00	11-1-2024	300,000	301,451
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	330,931
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2025	250,000	255,939
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2027	350,000	369,005
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2029	380,000	410,498
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2023	1,280,000	1,280,000
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2024	715,000	723,380
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2025	1,575,000	1,612,718
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7014 (UBS AG LIQ)144Aø	4.18	7-7-2053	5,000,000	5,000,000
				31,401,604
Tax revenue: 9.98%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	275,000	280,250
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,781,864
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2027	580,000	580,571
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2029	500,000	499,917
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2031	600,000	593,455
Chino PFA Series A (AGM Insured)	5.00	9-1-2024	660,000	666,849
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City & County of San Francisco Community Facilities District No. 2016-1 Series 2021	4.00%	9-1-2032	$350,000	$331,083
City & County of San Francisco Community Facilities District No. 2016-1 Series 2021	4.00	9-1-2033	865,000	813,933
City & County of San Francisco Community Facilities District No. 2016-1 Series 2021	4.00	9-1-2034	700,000	653,828
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2032	1,085,000	1,000,302
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A144A	5.00	9-1-2027	405,000	405,830
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	104,608
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	107,740
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	122,162
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	248,240
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	134,615
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	285,673
City of Fremont Community Facilities District No. 1	5.00	9-1-2024	1,000,000	1,004,141
City of Lincoln Community Facilities District No. 2003-1	4.00	9-1-2024	600,000	598,829
City of Lincoln Community Facilities District No. 2003-1	5.00	9-1-2025	550,000	559,203
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2024	1,905,000	1,912,889
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,633,405
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	597,125
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	433,513
Compton Community Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,178,930
Hollister Redevelopment Successor Agency (BAM Insured)	5.00	10-1-2026	700,000	708,435
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2025	1,000,000	1,013,674
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	876,891
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	414,936
Oakdale Community Redevelopment Agency Series A (AGM Insured)	5.00	6-1-2027	350,000	364,963
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	328,254
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,126,171
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2025	775,000	792,119
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,152,427
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	160,724
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	151,344
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2026	130,000	134,283
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2027	225,000	235,800
See accompanying notes to portfolio of investments
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00%	9-1-2028	$200,000	$212,415
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2029	200,000	214,638
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2030	325,000	350,852
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2030	200,000	189,472
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2031	500,000	470,167
Riverside County Redevelopment Successor Agency Desert Communities Project Series D	5.00	10-1-2023	470,000	470,000
Riverside County Redevelopment Successor Agency Project Area No. 1 Series A	5.00	10-1-2023	460,000	460,000
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	315,952
San Francisco City & County Redevelopment Successor Agency Community Facilities District No. 6 Series A	5.00	8-1-2025	1,600,000	1,606,707
South Orange County PFA Series A	5.00	8-15-2024	1,425,000	1,433,883
Stockton Redevelopment Successor Agency Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,703,952
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2024	135,000	133,694
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2025	155,000	152,067
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	433,154
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	516,882
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,015,444
Yuba City Redevelopment Agency (AGM Insured)	5.00	9-1-2025	750,000	762,963
				37,431,218
Tobacco revenue: 0.82%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	474,649
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	580,855
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	316,618
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	994,710
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	210,955
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	238,447
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	264,750
				3,080,984
Transportation revenue: 1.17%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	4.39	4-1-2056	1,500,000	1,462,045
Sacramento Regional Transit District Series A	5.00	3-1-2031	410,000	448,208
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Sacramento Regional Transit District Series A	5.00%	3-1-2033	$1,425,000	$1,553,680
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	910,879
				4,374,812
Utilities revenue: 10.58%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00	10-1-2052	11,650,000	11,290,130
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,251,220
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,739,890
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,042,843
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	4.43	2-1-2052	7,000,000	6,501,958
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	5,985,848
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,211,205
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	607,021
Los Angeles Department of Water & Power System Revenue Series A-4 Los Angeles Department of Water & Powerø	3.60	7-1-2035	3,050,000	3,050,000
				39,680,115
Water & sewer revenue: 2.65%
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	7-1-2031	2,885,000	2,997,372
City of San Francisco Public Utilities Commission Water Revenue Series C	5.00	11-1-2028	1,830,000	1,851,839
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	709,747
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	752,870
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,623,916
				9,935,744
				356,045,473
Guam: 1.22%
Airport revenue: 0.20%
Port Authority of Guam Series B AMT	5.00	7-1-2024	750,000	750,511
Miscellaneous revenue: 1.02%
Guam Education Financing Foundation Series A COP	5.00	10-1-2023	3,840,000	3,840,000
				4,590,511
Illinois: 0.58%
Housing revenue: 0.17%
Metropolitan Pier & Exposition Authority Series B	5.00	12-15-2025	650,000	654,795
Tax revenue: 0.41%
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	1,500,000	1,527,755
				2,182,550
New York: 1.46%
Airport revenue: 0.11%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	410,597
See accompanying notes to portfolio of investments
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.35%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00%	1-1-2029	$5,000,000	$5,043,736
				5,454,333
Texas: 0.79%
Industrial development revenue: 0.79%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	3,000,000	2,951,315
Total municipal obligations (Cost $391,430,086)				371,224,182

		Yield	Shares
Short-term investments: 0.05%
Investment companies: 0.05%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.28	176,507	176,542
Total short-term investments (Cost $176,542)				176,542
Total investments in securities (Cost $391,606,628)	99.04%			371,400,724
Other assets and liabilities, net	0.96			3,607,452
Total net assets	100.00%			$375,008,176

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$20,151,015	$65,087,496	$(85,061,969)	$0	$0	$176,542	176,507	$107,007
See accompanying notes to portfolio of investments
12 | Allspring California Limited-Term Tax-Free Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$371,224,182	$0	$371,224,182
Short-term investments
Investment companies	176,542	0	0	176,542
Total assets	$176,542	$371,224,182	$0	$371,400,724
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring California Limited-Term Tax-Free Fund  | 13